CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details 2)		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Customer A [Member]
Accounts Receivable Percentage	[1]	46.00%	44.10%	38.30%
Customer B [Member]
Accounts Receivable Percentage	[2]	11.60%	12.20%	13.10%
Customer C [Member]
Accounts Receivable Percentage	[2]	11.00%	14.00%	0.00%
Customer D [Member]
Accounts Receivable Percentage	[1]	10.70%	0.00%	0.00%

[1]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer were reported in the Electric OEM operating segment.